Remuneration of the members of Executive Management and the Advisory Board - Summary of Remuneration of Management (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Text Block [Abstract]
Salaries and other short-term benefits	€ 4.3	€ 4.0	€ 3.2
Post-employment benefits	0.0	0.9	0.0
Termination benefits	0.0	0.2	0.0
Share-based payments	2.7	0.0	0.0
Total	€ 7.0	€ 5.1	€ 3.2